Income Taxes - Summary of Income Tax Recognized In Profit or Loss (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current tax
Current tax expense for the year	SFr 0	SFr 0
Adjustments in current tax of prior years	0	0
Current tax	0	0
Deferred tax
Deferred tax (income)/expense recognized in the year	(4,977)	(820)
Write-down of deferred tax assets	1,451	0
Deferred tax	(3,526)	(820)
Income tax recognized in the current year	SFr (3,526)	SFr (820)